Senior Unsecured Notes and Secured Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unsecured note principal activity
Senior unsecured debt issued	$ 2,025,708	$ 1,381,086	$ 1,821,683
Senior unsecured debt redeemed	370,524	3	495,542
Unsecured Debt [Member]
Unsecured note principal activity
Senior unsecured debt balance	5,894,403	4,464,927	3,064,930	1,661,853
Senior unsecured debt issued	1,800,000	1,400,000	1,844,403
Senior unsecured debt extinguished	(76,853)	(3)	(441,326)
Senior unsecured debt redeemed	$ (293,671)	$ 0	$ 0
Senior unsecured debt balance average rate	0.04675	0.05133	0.05129	0.05557
Senior unsecured debt issued average rate	0.03691	0.05143	0.04653
Senior unsecured debt extinguished average rate	0.08000	0.04750	0.04750
Senior unsecured debt redeemed average rate	0.04750	0.000	0.000